Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Earnings Per Share [Abstract]
Schedule of Basic Earnings (Losses) Per Share and Diluted Earnings (Losses) Per Share

The bases for calculating basic earnings (losses) per share and diluted earnings (losses) per share for the three months ended June 30, 2024 and 2025, are as follows:

	For the three months ended June 30,
(In millions, except per share data)	2024	2025
Net profits (losses) for the period attributable to owners of Coincheck Parent	¥436	¥(1,377)
Basic and diluted net earnings (losses) per share	¥3.56	¥(10.52)
Weighted-average number of shares, basic and diluted	122,587,617	130,814,526

The bases for calculating basic earnings (losses) per share and diluted earnings (losses) per share for the year ended March 31, 2023, 2024 and 2025, are as follows:

	For the fiscal year ended March 31,
(In millions, except per share data)	2023	2024	2025
Net profits (losses) for the period attributable to owners of the Company	¥(559)	¥1,967	¥(14,350)
Basic and diluted net earnings (losses) per share	¥(4.56)	¥16.05	¥(114.98)
Weighted-average number of shares, basic and diluted	122,587,617	122,587,617	124,803,262